Cash and Cash Equivalents - Summary of Cash and Cash Equivalents Denominated in the Functional Currency of the Subsidiary Undertaking or Other Currencies (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	£ 3,827	£ 5,297
Functional currency
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	3,111	4,392
US dollar
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	565	651
Euro
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	87	115
Other currencies
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	£ 64	£ 139